RECENT DEVELOPMENTS (Details Narrative)								2 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 09, 2024 USD ($)	Jul. 08, 2024 USD ($)	Jul. 03, 2024 shares	Jun. 26, 2024 USD ($)	Nov. 20, 2023 USD ($) $ / shares shares	Aug. 23, 2023 USD ($) ft²	Feb. 15, 2023 USD ($)	Aug. 16, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)
Legal and administrative expenses											$ 215,000
Initial base rent									$ 30,000
Written off									3,878,000
Lease Agreement [Member]
Lease space | ft²						10,000
Lease term						15 years
Initial base rent						$ 30,000
Subsequent Event [Member] | Semi Cab LLC [Member]
Membership percentage			20.00%
Subsequent Event [Member] | Semi Cab LLC [Member]
Number of shares sold | shares			320,903
Issuance of common stock shares | shares			641,806
ATM Offering [Member]
Number of stock sold, value				$ 1,100,000			$ 1,800,000
Legal and administrative expenses									$ 30,000	$ 30,000
Gross proceeds percentage									3.00%	3.00%
Proceeds from sale of equity												$ 1,654,000		$ 36,000
ATM Offering [Member] | Subsequent Event [Member]
Number of shares sold | shares								1,657,172
Proceeds from sale of equity								$ 1,676,000
Brokerage commissions and administrative fees								$ 51,000
First Amendment [Member] | Subsequent Event [Member]
Number of stock sold, value		$ 2,020,000
Second Amendment [Member] | Subsequent Event [Member]
Number of stock sold, value	$ 3,100,000
Private Placement [Member]
Number of stock sold, value					$ 2,000,000
Legal and administrative expenses													$ 400,000
Number of shares sold | shares					2,198,000
Proceeds from sale of equity					$ 1,900,000
Commmon stock share per share | $ / shares					$ 0.91
Transaction fees					$ 100,000
Registered shares | shares										1,099,000